Intangible assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets
Amortization expense	₺ 22,195,230	₺ 25,063,556
Impairment losses on intangible assets	118,947	33,741
Research and development expense	191,497	190,994
Internally generated [member] | Computer software
Disclosure of detailed information about intangible assets
Capitalized cost	₺ 3,085,043	₺ 2,373,151